Nuclear insurance (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) nuclearReactor
Nuclear insurance: [Abstract]
Maximum fund for public liability claims arising from a single nuclear incident under Price-Anderson Act	$ 16,300
Maximum insurance coverage provided by American Nuclear Insurers to each nuclear plant	500
Maximum amount that a company could be assessed per incident for each licensed reactor	166
Maximum aggregate amount that a reactor can assess in a calendar period for each incident	$ 25
Number of nuclear reactors in which entity has ownership interest | nuclearReactor	6
Maximum deferred premium amount which the entity could be assessed per incident on the basis of its joint ownership interest in four nuclear reactors	$ 299
Maximum deferred premium amount which the entity could be assessed per calendar year on the basis of its joint ownership interest in four nuclear reactors	$ 44
Period considered for inflation adjustment for maximum assessment per reactor and maximum yearly assessment	5 years
Maximum property damage insurance provided to nuclear generating facilities	$ 1,500
Additional coverage provided for losses in excess of primary coverage	1,250
Additional coverage for additional costs incurred in obtaining replacement power during a prolonged accidental outage	490
Sublimit for non-nuclear losses	750
Portion of the current maximum annual assessment for Georgia Power that would be payable by the entity based on ownership share	50
Aggregate payment for claims resulting from terrorist acts in one year period	$ 3,200
Deductible waiting period	182 days